Equity - Schedule of Stock Option Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Number of Shares, Beginning balance	2,628,749	2,628,749	671,069
Number of Shares, Options granted	0	0	1,957,680
Number of Shares, Ending balance	2,628,749	2,628,749	2,628,749
Weighted Avg. Exercise Price, Beginning balance	$ 1.31	$ 1.31	$ 0.01
Weighted Avg. Exercise Price, Options granted	0	0	1.76
Weighted Avg.Exercise Price, Ending balance	$ 1.31	$ 1.31	$ 1.31